TAX PROVISION (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration and evaluation assets
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 6,135,000	$ 19,625,000	$ 19,715,000
Expiry dates	No expiry date	No expiry	No expiry
Investment tax credits
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 23,000	$ 23,000	$ 23,000
Expiry dates	2029	2029	2029
Property and equipment
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 1,242,000	$ 1,138,000	$ 1,146,000
Expiry dates	No expiry date	No expiry	No expiry
Share issue costs
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 747,000	$ 644,000	$ 285,000
Expiry dates	2040 to 2043	2039 to 2042	2038 to 2042
Asset retirement obligation
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 267,000	$ 265,000	$ 244,000
Expiry dates	No expiry date	No expiry	No expiry
Allowable capital losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 5,864,000	$ 6,607,000	$ 6,549,000
Expiry dates	No expiry date	No expiry	No expiry
Non-capital losses
Disclosure of other provisions [line items]
Deductible and taxable temporary differences, unused tax losses and unused tax credits	$ 27,024,000	$ 24,109,000	$ 21,402,000
Expiry dates	2023 to 2039	2030 to 2038	2030 to 2037